Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Controlling Interests

35. NON-CONTROLLING INTERESTS

	Initial interest rate %	First call date	2018 £m	2017 £m
Santander UK plc issued:
– £300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares	6.222	May 2019	14	14
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			151	152

			400	401

Fixed/Floating Rate Non-Cumulative Callable Preference Shares

These shares entitle the holders to a fixed non-cumulative dividend, at the discretion of Santander UK plc, of 6.222% per annum payable annually from 24 May 2010 until 24 May 2019 and quarterly thereafter at a rate of 1.13% per annum above three month sterling LIBOR. The preference shares are redeemable at the option of Santander UK plc on 24 May 2019 or on each quarterly dividend payment date thereafter. No such redemption may be made without the consent of the PRA.

Step-up Callable Perpetual Reserve Capital Instruments

These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.

PSA Finance UK Limited

PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 21 for summarised financial information of PSA Finance UK Limited.